Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

11. Cash and cash equivalents

	2023	2022

Voluntary deposits at central banks	3,308,040	2,451,150
Bank balances	1,759,018	1,506,727
Short-term investments	854,846	153,743
Reverse repurchase agreement in foreign currency	61	59,519
Other cash and cash equivalents	1,475	1,177
Total	5,923,440	4,172,316

Cash and cash equivalents are held to meet short-term cash needs and include deposits with banks and other short-term highly liquid investments with original maturities of three-months or less and with an immaterial risk of change in value.

The reverse repurchase agreements and short-term investments are mainly in Brazilian Reais, and the average rate of remuneration as of December 31, 2023 and 2022, was 100% and 99% of the Brazilian CDI rate, respectively, which is set daily and represents the average rate at which Brazilian banks were willing to borrow/lend to each other for one day.

Voluntary deposits at central banks are deposits made by the Brazilian subsidiaries at the Central Bank of Brazil, the average rate of remuneration as of December 31, 2023 and 2022 was 100% of the Brazilian CDI rate, with daily maturity.